Other disclosures - Subsidiaries financial information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenue	$ 33,083		$ 19,362
Profit after tax for the period	13,068		3,451
– attributable to non-controlling interests	755		135
– attributable to Rio Tinto	12,313		3,316
Other comprehensive loss	35		(1,141)
Total comprehensive income	13,103	[1]	2,310	[2]
Non-current assets	77,676				$ 76,535
Current assets	25,765				20,855
Current liabilities	(12,076)				(11,607)
Non-current liabilities	(33,196)				(33,880)
Net assets	58,169				51,903
– attributable to non-controlling interests	5,194				4,849
– attributable to Rio Tinto	52,975				47,054
Cash flow from operations	13,661		5,628
Dividends paid to holders of non-controlling interests in subsidiaries	(407)		(215)
Borrowings	12,405				12,653
Goodwill	945				946
Iron Ore Company of Canada
Disclosure of subsidiaries [line items]
Revenue	1,718		1,011
Profit after tax for the period	654		257
– attributable to non-controlling interests	271		106
– attributable to Rio Tinto	383		151
Other comprehensive loss	96		(91)
Total comprehensive income	750		166
Non-current assets	2,879				2,733
Current assets	840				670
Current liabilities	(493)				(462)
Non-current liabilities	(1,034)				(993)
Net assets	2,192				1,948
– attributable to non-controlling interests	907				804
– attributable to Rio Tinto	1,285				1,144
Cash flow from operations	964		403
Dividends paid to holders of non-controlling interests in subsidiaries	(206)		0
Turquoise Hill
Disclosure of subsidiaries [line items]
Revenue	844		409
Profit after tax for the period	426		(23)
– attributable to non-controlling interests	211		(89)
– attributable to Rio Tinto	215		66
Other comprehensive loss	5		(2)
Total comprehensive income	431		(25)
Non-current assets	11,789				10,930
Current assets	1,033				1,496
Current liabilities	(530)				(540)
Non-current liabilities	(4,392)				(4,404)
Net assets	7,900				7,482
– attributable to non-controlling interests	2,600				2,424
– attributable to Rio Tinto	5,300				5,058
Cash flow from operations	95		29
Dividends paid to holders of non-controlling interests in subsidiaries	0		0
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Revenue	1,289		734
Profit after tax for the period	752		403
– attributable to non-controlling interests	301		158
– attributable to Rio Tinto	451		245
Other comprehensive loss	(80)		(88)
Total comprehensive income	672		315
Non-current assets	3,535				3,452
Current assets	1,134				865
Current liabilities	(583)				(380)
Non-current liabilities	(424)				(255)
Net assets	3,662				3,682
– attributable to non-controlling interests	1,463				1,397
– attributable to Rio Tinto	2,199				2,285
Cash flow from operations	1,134		665
Dividends paid to holders of non-controlling interests in subsidiaries	(201)		(211)
Other Companies And Eliminations
Disclosure of subsidiaries [line items]
Revenue	1,504		851
Profit after tax for the period	841		424
– attributable to non-controlling interests	0		0
– attributable to Rio Tinto	841		424
Other comprehensive loss	(37)		(38)
Total comprehensive income	804		386
Non-current assets	4,238				4,247
Current assets	1,870				2,239
Current liabilities	(339)				(414)
Non-current liabilities	(4,234)				(4,752)
Net assets	1,535				1,320
– attributable to non-controlling interests	0				0
– attributable to Rio Tinto	1,535				1,320
Cash flow from operations	1,643		1,066
Dividends paid to holders of non-controlling interests in subsidiaries	0		0
Robe river iron associates
Disclosure of subsidiaries [line items]
Revenue	2,793		1,585
Profit after tax for the period	1,593		827
– attributable to non-controlling interests	301		158
– attributable to Rio Tinto	1,292		669
Other comprehensive loss	(117)		(126)
Total comprehensive income	1,476		701
Non-current assets	7,773				7,699
Current assets	3,004				3,104
Current liabilities	(922)				(794)
Non-current liabilities	(4,658)				(5,007)
Net assets	5,197				5,002
– attributable to non-controlling interests	1,463				1,397
– attributable to Rio Tinto	3,734				3,605
Cash flow from operations	2,777		1,731
Dividends paid to holders of non-controlling interests in subsidiaries	(201)		$ (211)
North Mining Limited | Robe river iron associates
Disclosure of subsidiaries [line items]
Goodwill	375				383
Amended and Restated Shareholders Agreement, Amended June 08, 2011 | Erdenes Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Borrowings	1,399				1,378
Interest receivable	$ 877				$ 804
Amended and Restated Shareholders Agreement, Amended June 08, 2011 | Erdenes Oyu Tolgoi LLC | Floating interest rate
Disclosure of subsidiaries [line items]
Borrowings, interest rate basis	6.50%

[1]	Refer to Group statement of comprehensive income for further details.
[2]	Refer to Group statement of comprehensive income for further details.